Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CHKP
Entity Registrant Name	CHECK POINT SOFTWARE TECHNOLOGIES LTD
Entity Central Index Key	0001015922
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	199,028,983

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 574,802	$ 493,546
Short-term deposits	233,057	222,455
Marketable securities	695,478	643,539
Trade receivables (net of allowances for doubtful accounts and sales reserves of $ 16,839 and $ 17,436 at December 31, 2011 and 2012, respectively)	373,755	357,418
Prepaid expenses and other current assets	47,827	53,045
Total current assets	1,924,919	1,770,003
LONG-TERM ASSETS:
Marketable securities	1,792,027	1,519,865
Property and equipment, net	36,973	36,639
Severance pay fund	6,038	6,052
Deferred tax asset, net	25,553	25,296
Other intangible assets, net	19,211	26,239
Goodwill	727,875	727,875
Other assets	19,797	16,094
Total long-term assets	2,627,474	2,358,060
Total assets	4,552,393	4,128,063
CURRENT LIABILITIES:
Trade payables	9,420	3,975
Employees and payroll accruals	90,946	89,988
Deferred revenues	524,627	490,655
Accrued expenses and other liabilities	246,202	177,852
Total current liabilities	871,195	762,470
LONG-TERM LIABILITIES:
Deferred revenues	65,063	61,523
Income tax accrual	259,547	219,469
Deferred tax liability		1,274
Accrued severance pay	10,279	10,236
Total long-term liabilities	334,889	292,502
Total liabilities	1,206,084	1,054,972
SHAREHOLDERS' EQUITY:
Preferred shares, NIS 0.01 par value, 5,000,000 shares authorized at December 31, 2011 and 2012; no shares issued and outstanding at December 31, 2011 and 2012
Deferred shares, NIS 1 par value, 10 shares authorized at December 31, 2011 and 2012; 1 share issued and outstanding at December 31, 2011 and 2012
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2011 and 2012; 261,223,970 shares issued at December 31, 2011 and 2012; 205,892,869 and 199,028,983 shares outstanding at December 31, 2011 and 2012, respectively	774	774
Additional paid-in capital	693,212	630,508
Treasury shares at cost - 55,331,101 and 62,194,987 ordinary shares at December 31, 2011 and 2012, respectively	(1,955,328)	(1,543,886)
Accumulated other comprehensive income	14,606	12,650
Retained earnings	4,593,045	3,973,045
Totalshareholders' equity	3,346,309	3,073,091
Total liabilities and shareholders' equity	$ 4,552,393	$ 4,128,063

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Trade receivables, allowances for doubtful accounts and sales reserves	$ 17,436		$ 16,839
Preferred shares, par value		0.01		0.01
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Deferred shares, par value		1		1
Deferred shares, shares authorized	10	10	10	10
Deferred shares, share issued	1	1	1	1
Deferred shares, share outstanding	1	1	1	1
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	261,223,970	261,223,970	261,223,970	261,223,970
Ordinary shares, shares outstanding	199,028,983	199,028,983	205,892,869	205,892,869
Treasury shares, shares	62,194,987	62,194,987	55,331,101	55,331,101

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Products and licenses	$ 505,280		$ 503,475		$ 444,400
Software updates, maintenance and subscriptions	837,415		743,511		653,468
Total revenues	1,342,695		1,246,986		1,097,868
Operating expenses:
Cost of products and licenses	87,097	[1],[2]	81,043	[1],[2]	75,426	[1],[2]
Cost of software updates, maintenance and subscriptions	68,082	[1],[2]	63,469	[1],[2]	55,721	[1],[2]
Amortization of technology	3,982	[1]	31,171	[1]	32,826	[1]
Total cost of revenues	159,161		175,683		163,973
Research and development	111,911	[1]	110,147	[1]	105,748	[1]
Selling and marketing	255,345	[1]	253,800	[1]	235,301	[1]
General and administrative	69,743	[1]	65,182	[1]	57,244	[1]
Restructuring and other acquisition related costs					588	[1]
Total operating expenses	596,160		604,812		562,854
Operating income	746,535		642,174		535,014
Financial income, net	40,332		39,023		30,164
Net gain (impairment net of gains) on sale of marketable securities previously impaired	0		2,017		(785)
Income before taxes on income	786,867		683,214		564,393
Taxes on income	166,867		139,248		111,567
Net income	$ 620,000		$ 543,966		$ 452,826
Basic earnings per ordinary share	$ 3.04		$ 2.63		$ 2.18
Diluted earnings per ordinary share	$ 2.96		$ 2.54		$ 2.13

[1]	Includes stock-based compensation to employees in the following items: Cost of products and licenses $ 49 $ 58 $ 68 Cost of software updates, maintenance and subscriptions $ 984 $ 909 $ 761 Research and development $ 7,325 $ 7,471 $ 8,594 Selling and marketing $ 7,279 $ 7,888 $ 9,677 General and administrative $ 19,543 $ 23,509 $ 26,187
[2]	Not including amortization of technology shown separately below.

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost Of Products And Licenses Expense
Total stock-based compensation expense	$ 68	$ 58	$ 49
Cost Of Software Updates Maintenance And Subscriptions
Total stock-based compensation expense	761	909	984
Research and Development Expense
Total stock-based compensation expense	8,594	7,471	7,325
Selling and Marketing Expense
Total stock-based compensation expense	9,677	7,888	7,279
General and Administrative Expense
Total stock-based compensation expense	$ 26,187	$ 23,509	$ 19,543

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 620,000	$ 543,966	$ 452,826
Other comprehensive income (loss) before tax
Unrealized gain (loss) on marketable securities	2,424	(1,053)	4,332
Reclassification of unrealized gains on marketable securities to income	(1,436)	(672)	(1,218)
Other than temporary impairment			785
Gain on sale of marketable securities previously impaired		(2,017)
Unrealized gain (loss) on forward contracts	1,524	(225)
Other comprehensive income, before tax	2,512	(3,967)	3,899
Related income tax income (expense)	(556)	1,033	(870)
Other comprehensive income, net of tax	1,956	(2,934)	3,029
Total comprehensive income	621,956	541,032	455,855
Accumulated other comprehensive income (net of taxes in the amount of $ 4,909, $3,876 and $ 4,428, in 2010, 2011 and 2012, respectively)	$ 14,606	$ 12,650	$ 15,584

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive income, taxes	$ 4,428	$ 3,876	$ 4,909

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Share capital	Additional paid-in capital	Treasury shares at cost	Accumulated other comprehensive income (Loss)	Retained earnings
Balance at Dec. 31, 2009	$ 2,319,718	$ 774	$ 527,874	$ (1,199,752)	$ 12,555	$ 2,978,267
Excess Tax benefit from stock-based compensation	4,763		4,763
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted	103,815		12,459	93,370		(2,014)
Treasury shares at cost	(200,000)			(200,000)
Stock-based compensation expense related to employees	35,180		35,180
Other comprehensive income, net of tax	3,029				3,029
Net income	452,826					452,826
Balance at Dec. 31, 2010	2,719,331	774	580,276	(1,306,382)	15,584	3,429,079
Excess Tax benefit from stock-based compensation	7,956		7,956
Acquisition of non-controlling interest in Sofaware	(6,556)		(6,556)
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted	71,493		8,997	62,496
Treasury shares at cost	(300,000)			(300,000)
Stock-based compensation expense related to employees	39,835		39,835
Other comprehensive income, net of tax	(2,934)				(2,934)
Net income	543,966					543,966
Balance at Dec. 31, 2011	3,073,091	774	630,508	(1,543,886)	12,650	3,973,045
Excess Tax benefit from stock-based compensation	11,128		11,128
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted	61,011		6,289	54,722
Treasury shares at cost	(466,164)			(466,164)
Stock-based compensation expense related to employees	45,287		45,287
Other comprehensive income, net of tax	1,956				1,956
Net income	620,000					620,000
Balance at Dec. 31, 2012	$ 3,346,309	$ 774	$ 693,212	$ (1,955,328)	$ 14,606	$ 4,593,045

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Issuance of treasury shares under stock plans, ordinary shares	2,619,204	3,069,869	4,965,581
Issuance of treasury shares under stock plans, ordinary shares withheld for taxes	49,854	52,431	61,149
Treasury shares	9,483,090	5,591,687	5,650,169

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 620,000	$ 543,966	$ 452,826
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	7,861	7,620	6,890
Amortization of premium and accretion of discount on marketable securities, net	33,784	28,092	14,428
Other than temporary impairment net of gain on sale of marketable securities previously impaired	0	(2,017)	785
Realized gain on sale of marketable securities, net	(1,436)	(672)	(974)
Amortization of intangible assets	7,028	43,925	51,876
Stock-based compensation	45,287	39,835	35,180
Deferred income taxes, net	(1,453)	(11,552)	(11,674)
Excess tax benefit from stock-based compensation	(11,128)	(7,956)	(4,763)
Accrued severance pay, net	57	(546)	(55)
Decrease (increase) in trade receivables, net of allowances for doubtful accounts and sales reserves	(16,337)	(73,674)	536
Decrease (increase) in prepaid expenses and other current assets and other assets	4,592	(4,917)	(5,742)
Increase (decrease) in trade payables	5,445	(5,999)	789
Increase in employees and payroll accruals	958	8,988	13,647
Increase in accrued expenses and other liabilities	117,371	90,384	97,178
Increase in deferred revenues	37,512	87,487	37,649
Net cash provided by operating activities	849,541	742,964	688,576
Cash flows from investing activities:
Cash paid in conjunction with acquisitions, net of acquired cash		(15,060)	(13,957)
Proceeds from maturity of marketable securities	991,578	820,365	605,725
Proceeds from sale of marketable securities	242,074	23,655	44,096
Investment in marketable securities	(1,589,115)	(1,173,398)	(1,090,416)
Investment in short-term deposits	(10,602)	(222,455)
Purchase of property and equipment	(8,195)	(7,195)	(4,910)
Net cash used in investing activities	(374,260)	(574,088)	(459,462)
Cash flows from financing activities:
Proceeds from issuance of shares under stock purchase plan and upon exercise of options	61,011	71,493	103,815
Acquisition of non-controlling interest in Sofaware		(6,556)
Purchase of treasury shares at cost	(466,164)	(300,000)	(200,000)
Excess tax benefit from stock-based compensation	11,128	7,956	4,763
Net cash used in financing activities	(394,025)	(227,107)	(91,422)
Increase (decrease) in cash and cash equivalents	81,256	(58,231)	137,692
Cash and cash equivalents at the beginning of the year	493,546	551,777	414,085
Cash and cash equivalents at the end of the year	574,802	493,546	551,777
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 85,897	$ 63,593	$ 59,945

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL

NOTE 1:- GENERAL

a.	Check Point Software Technologies Ltd. (“Check Point Ltd.”), an Israeli corporation, and its subsidiaries (collectively, the “Company” or “Check Point”), are engaged in developing, marketing and supporting software and combined hardware (appliance) and software products and subscriptions, by offering network security, data security and management solutions for enterprise networks and service providers.

The Company operates in one reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”), system integrators and Managed Security Service Providers (“MSPs”).

b.	During 2010 and 2011, approximately 35% of the Company’s revenues were derived from two channel partners, 18% from one channel partner and 17% from the other. During 2012 approximately 32% of the Company’s revenues were derived from the same two channel partners, 16% from each of them. Trade receivable balances from these two channel partners aggregated to $ 132,127 and $ 117,394 as of December 31, 2011 and 2012, respectively.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”).

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company’s management evaluates estimates, including those related to accounts receivable and sales allowances, fair values of financial instruments, fair values and useful lives of intangible assets, fair values of stock-based awards, deferred taxes and income tax uncertainties, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in United States dollars:

Most of the Company’s revenues and costs are denominated in United States dollars (“dollars”). The Company’s management believes that the dollar is the primary currency of the economic environment in which Check Point Ltd. and each of its subsidiaries operate. Thus, the dollar is the Company’s functional and reporting currency.

Accordingly, non-dollar transactions and balances have been re-measured into the functional currency in accordance with ASC No. 830, “Foreign Currency Matters”. All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Check Point Ltd. and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Short-term deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such deposits are stated at cost which approximates market values.

f.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments – Debt and Equity Securities”.

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in shareholders’ equity. Realized gains and losses on sale of investments are included in “financial income, net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in “financial income, net”.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in “net gain (impairment net of gains) on sale of marketable securities previously impaired” in the statements of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During 2010, 2011 and 2012 gain on sale of marketable securities previously impaired net of (other than temporary impairment) amounted to $ (785), $ 2,017 and $ 0, respectively.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33-50
Office furniture and equipment	10-20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Property and equipment are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2010, 2011 and 2012, no impairment losses have been recorded.

h.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit’s goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. In September 2011, the FASB issued guidance which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in 2012.

For each of the three years in the period ended December 31, 2012, no impairment losses have been identified.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 2 to 20 years. Acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. Other intangible assets consist primarily of core technology, trademarks and trade names and are amortized over their estimated useful lives on a straight-line basis.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2010, 2011 and 2012, no impairment loss was recorded.

i.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

j.	Research and development costs:

Research and development costs are charged to the statements of income as incurred. ASC 985-20, “Software- Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

k.	Revenue recognition:

The Company derives its revenues mainly from sales of hardware and software products, maintenance and subscription. The Company’s products are generally integrated with software that is essential to the functionality of the product. The Company sells its products primarily through channel partners including distributors, resellers, Original Equipment Manufacturers (“OEMs”), system integrators and Managed Service Providers (“MSPs”), all of whom are considered end-users. The Company also sells certain products directly to end users primarily through its web site.

The Company’s software updates and maintenance provides customers with rights to unspecified software product upgrades released during the term of the agreement. The Company’s support offerings include multiple services to customers, primarily telephone access to technical support personnel and hardware support services. Subscription includes other security solutions sold as a service or annuity. Revenues from software updates, maintenance and subscriptions are recognized ratably over the term of the agreement.

Revenues are recognized when persuasive evidence of an arrangement exists, the product or software license has been delivered, the amounts are fixed or determinable and collection of the amount is considered probable. Revenues for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due, provided that all other revenue recognition criteria have been met.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-14, Certain Arrangements That Include Software Elements, (“ASU 2009-14”) and ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (“ASU 2009-13”). ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance on determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price (“ESP”) if neither VSOE or TPE is available. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method.

As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified from January 1, 2011. This guidance does not generally change the units of accounting for the Company’s revenue transactions. The Company’s products and services generally qualify as separate units of accounting. Revenues from multiple element arrangement that include products, software updates and maintenance and subscription are separated into their various elements using the relative selling price method based on either VSOE or ESP, as described below.

The Company established VSOE of fair value for software updates and maintenance and for subscription based on the renewal prices charged for such services.

For products, the Company determined the fair value based on ESP by reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices and competition.

The Company applied software revenue recognition guidance, ASC 985-605, “Software Revenue Recognition”, to all software arrangements since January 1, 2011 and to all transactions entered into prior to January 1, 2011 involving the sale of software products and hardware products that include software. As required by ASC 985-605, the Company determined the value of the delivered elements of its multiple-element arrangements using the residual method when VSOE of fair value exists for the undelivered elements. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

Deferred revenues represent mainly the unrecognized revenue billed for licensed software, software updates, maintenance and subscription. Such revenues are recognized ratably over the term of the related agreement.

The Company records a provision for estimated sales returns, stock rotations and other rights granted to customers on product and service related sales in the same period the related revenues are recorded. These estimates are based on historical sales returns, analysis of credit memo data, stock rotation and other known factors. Such provisions amounted to $ 10,117 and $ 10,330 as of December 31, 2011 and 2012, respectively.

l.	Cost of revenues:

Cost of products and licenses is comprised of cost of software and hardware production, manuals, packaging, shipping, and license fees paid to third parties.

Cost of software updates, maintenance and subscriptions is comprised of cost of post-sale customer support, shipping and license fees paid to third parties.

Amortization of technology is comprised of amortization of core technology assets which are used in the Company’s operations, and is presented separately as part of cost of revenues.

m.	Severance pay:

The Company’s liability for severance pay for periods prior to January 1, 2007, is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month’s salary for each year of employment, or a portion thereof. Until January 1, 2007, the Company’s liability was partially funded by monthly payments deposited with insurers; any unfunded amounts are covered by a provision established by the Company.

The carrying value of deposited funds in respect to the severance liability for services prior to January 1, 2007, includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2007, the Company’s agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company’s contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations is conducted between the parties regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2010, 2011 and 2012, were $ 4,053, $ 4,823 and $ 5,113, respectively.

n.	Employee benefit plan:

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 50%, but generally not greater than $ 17 per year (and an additional amount of $ 5.5 for employees aged 50 and over), of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 3% of their eligible compensation. In 2010, 2011 and 2012, the Company’s match amounted to $ 904, $ 991 and $ 954, respectively.

o.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes”. ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company accrues interest related to unrecognized tax benefits in its taxes on income.

p.	Advertising costs:

Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012, were $ 3,098, $ 2,918 and $ 3,239, respectively.

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities and trade receivables.

The Company’s cash and cash equivalents, short-term deposits and marketable securities are held mainly by the Company’s Singaporean subsidiary, the U.S. subsidiary and Check Point Ltd., are invested in Israeli shekel, dollar and dollar-linked investments, and are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be withdrawn upon demand and therefore bear low risk.

The Company’s marketable securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are geographically diversified and derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its channel partners and establishes an allowance for doubtful accounts based upon a specific review of all significant outstanding invoices. For those invoices not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history and current economic trends. Allowance for doubtful accounts amounted to $ 6,722 and $ 7,106 as of December 31, 2011 and 2012, respectively. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts.

Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expense amounted to $ 97, $ 702 and $ 855 in 2010, 2011 and 2012, respectively. Total write offs during 2010, 2011 and 2012 amounted to $ 1,575, $ 1,076 and $ 471, respectively.

r.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging”. ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized in earnings.

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in Israeli Shekels, Euros, British Pounds, Swedish Krona, Norwegian Krone and Japanese Yen. As of December 31, 2011 and 2012, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $ 34,676 and $ 100,865, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). The net gains (losses) recognized in “financial income, net” during 2010, 2011 and 2012 were $ 10,848, $ (240) and $ 3,483, respectively.

During 2011 and 2012, the Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels, Euros and British Pounds. As of December 31, 2011 and December 31, 2012, the Company had outstanding forward contracts in the notional amount of $ 16,762 and $ 25,878, respectively. These contracts were for a period of up to twelve months. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). These contracts met the requirement for cash flow hedge accounting and as such during 2010, 2011 and 2012 gains/(losses) in the amount of $ 428, $ 208 and $ (122), respectively, were recognized when the related expenses were incurred and classified in operating expenses. The fair value of the Company’s outstanding forward contracts at December 31, 2011 and 2012 amounted to loss of $ (327) and gain of $ 1,445, respectively.

s.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares outstanding during the year, in accordance with ASC No. 260, “Earnings Per Share”.

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 1,147,378, 1,342,904 and 3,811,680 for 2010, 2011 and 2012, respectively.

t.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, “Compensation-Stock Compensation”. ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of income.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock options awards and Employee Stock Purchase Plan, whereas the fair value of restricted stock units is based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of options granted and Employee Stock Purchase Plan in 2010, 2011 and 2012 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2010	2011	2012
Expected volatility	31.99%	29.59%	29.37%
Risk-free interest rate	1.97%	2.04%	0.75%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	5.71	5.84	5.58

Employee Stock Purchase Plan
Expected volatility	20.20%	23.94%	32.04%
Risk-free interest rate	0.16%	0.14%	0.09%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

u.	Fair value of financial instruments:

The Company measures its investments in money market funds classified as cash equivalents, marketable securities and auction rate securities, and its foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 —	Unobservable inputs for the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

v.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available for sale securities.

w.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a separate component of shareholders’ equity.

The Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units. Reissuance of treasury shares is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to retained earnings.

x.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

y.	Impact of recently issued accounting standards:

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.” Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income (“AOCI”) by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company’s consolidated results of operations or financial condition.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES

NOTE 3:- MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2011				2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$504,749	$3,534	$(237)	$508,046	$599,614	$2,738	$(20)	$602,332
Government-sponsored enterprises debentures	40,088	238	—	40,326	59,719	271	—	59,990
Government and corporate debentures - floating interest rate	95,086	129	(48)	95,167	33,096	61	(1)	33,156

	$639,923	$3,901	$(285)	$643,539	$692,429	$3,070	$(21)	$695,478

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2011				2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$1,103,254	$14,854	$(2,058)	$1,116,050	$1,327,086	$13,094	$(731)	$1,339,449
Government-sponsored enterprises	295,235	2,061	(151)	297,145	382,758	2,170	(39)	384,889
Government and corporate debentures - floating interest rate	102,161	160	(1,729)	100,592	64,694	304	(6)	64,992
Auction rate securities	6,078	—	—	6,078	2,697	—	—	2,697

	$1,506,728	$17,075	$(3,938)	$1,519,865	$1,777,235	$15,568	$(776)	$1,792,027

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$267,326	$(2,225)	$27,490	$(69)	$294,816	$(2,294)
Government-sponsored enterprises	131,540	(151)	—	—	131,540	(151)
Government and corporate debentures - floating interest rate	66,426	(1,634)	14,741	(144)	81,167	(1,778)

	$465,292	$(4,010)	$42,231	$(213)	$507,523	$(4,223)

	December 31, 2012
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$352,886	$(747)	$6,046	$(4)	$358,932	$(751)
Government-sponsored enterprises	39,883	(39)	252	(0)	40,135	(39)
Government and corporate debentures - floating interest rate	6,213	(6)	6,249	(1)	12,462	(7)

	$398,982	$(792)	$12,547	$(5)	$411,529	$(797)

As of December 31, 2011 and 2012, interest receivable amounted to $ 16,352 and $ 16,622, respectively, and is included within other current assets in the balance sheets.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS

NOTE 4:- FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its cash equivalents, short-term deposits, marketable securities, auction rate securities and foreign currency derivative contracts at fair value. Cash equivalents, short-term deposits, and marketable securities, except investments in auction rate securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Investments in auction rate securities are classified within Level 3. The Company values the Level 3 investments based on an externally developed valuation using discounted cash flow model, whose inputs include interest rate curves, credit spreads, bond prices, volatilities and illiquidity considerations and/or existing market pricing. Unobservable inputs used in these models are significant to the fair value of the investments.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$303,780	$—	$—	$303,780
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,624,096	—	1,624,096
Government-sponsored enterprises	—	337,471	—	337,471
Government and corporate debentures - floating interest rate	—	195,759	—	195,759
Auction rate securities	—	—	6,078	6,078
Foreign currency derivative contracts	—	(351)	—	(351)

Total financial assets	$303,780	$2,156,975	$6,078	$2,466,833

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$169,894	$—	$—	$169,894
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,941,781	—	1,941,781
Government-sponsored enterprises	—	444,879	—	444,879
Government and corporate debentures - floating interest rate	—	98,148	—	98,148
Auction rate securities	—	—	2,697	2,697
Foreign currency derivative contracts	—	1,469	—	1,469

Total financial assets	$169,894	$2,486,277	$2,697	$2,658,868

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2012:

Auction rate securities
Balance at January 1, 2011	$7,990
Recognized gains in income	2,017
Securities sold during 2011	(3,929)

Balance at December 31, 2011	6,078
Securities sold during 2012	(3,381)

Balance at December 31, 2012	$2,697

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET

NOTE 5:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012
Cost:
Computers and peripheral equipment	$58,779	$64,026
Office furniture and equipment	5,728	5,966
Building	33,863	34,396
Leasehold improvement	4,466	5,393

	102,836	109,781
Accumulated depreciation	66,197	72,808

Property and equipment, net	$36,639	$36,973

GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 6:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill in the years ended December 31, 2011 and 2012 are as follows:

	2011	2012
Goodwill, beginning of year	$717,052	$727,875
Acquisitions	10,823	—

Goodwill, end of year	$727,875	$727,875

b.	Other intangible assets, net:

Net other intangible assets consisted of the following:

	Useful	December 31,
	life	2011	2012
Original amount:
Core technology	3 - 8	$143,748	$131,797
Trademarks and trade names	3 - 20	26,476	26,476
Customer relationships	2 - 6	68,597	55,108

		238,821	213,381

Accumulated amortization:
Core technology		137,736	129,767
Trademarks and trade names		9,070	10,738
Customer relationships		65,776	53,665

		212,582	194,170

Other intangible assets, net:
Core technology		6,012	2,030
Trademarks and trade names		17,406	15,738
Customer relationships		2,821	1,443

		$26,239	$19,211

The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:

2013	$3,020
2014	2,142
2015	2,023
2016	1,899
2017	1,817
Thereafter	8,310

$19,211

EMPLOYEES AND PAYROLL ACCRUALS	12 Months Ended
Dec. 31, 2012
EMPLOYEES AND PAYROLL ACCRUALS

NOTE 7:- EMPLOYEES AND PAYROLL ACCRUALS

As of December 31, 2011 and 2012, employees and payroll accruals include a total amount of $ 4,512 and $ 4,351, respectively, related to payroll accrued for the benefit of certain related parties since 2002 until 2007.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:- ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2012
Income taxes payable	$72, 673	$111,558
Accrued products and licenses costs	27,582	35,731
Current deferred tax liability, net	6,362	8,546
Marketing expenses payable	11,834	9,126
Legal accrual	21,978	38,010
Purchase commitment to subcontractors	6,815	5,376
Accrued expenses	30,608	37,855

	$177,852	$246,202

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

Certain facilities of the Company are rented under operating lease agreements that expire between 2013 and 2016. Certain of these agreements have immaterial free rent payment provisions. The Company recognizes rent expense under such arrangements on a straight-line basis.

Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2012, were as follows:

2013	$4,873
2014	3,622
2015	2,043
2016	139

$10,677

Rent expenses for the years ended December 31, 2010, 2011 and 2012, were $ 6,193, $ 5,950 and $ 5,408, respectively.

b.	Litigation:

The Company operates its business in various countries, and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

In particular, following audits of the Company’s 2002 through 2007 corporate tax returns, the Israeli Tax Authority (the “ITA”) issued orders challenging its positions on several issues, including matters such as the tax consequences of investment outside Israel of funds earned, deductibility of expenses attributable to employee stock options, percentage of foreign ownership of its shares which might influence the tax benefits derived from its approved enterprises, taxation of interest earned outside of Israel by a wholly-owned Singapore subsidiary and deductibility of research and development expenses. A significant amount in dispute relates to the treatment of financial income on cash that is held and managed by the Company’s wholly-owned Singapore subsidiary, which the ITA is seeking to tax in Israel. In an additional challenge to this amount, the ITA reclassified the transfer of funds from Check Point to its subsidiary in Singapore as a dividend for purposes of the Law for the Encouragement of Capital Investments, which would result in tax on the funds transferred. The ITA orders also contest its positions on various other issues. The ITA therefore demanded the payment of additional taxes in the aggregate amount of NIS 2,819 million (approximately $755,000) with respect to these six tax years (this amount includes interest through December 31, 2012). The Company has appealed the orders relating to all six years with the Tel Aviv District Court, and these appeals are pending. There can be no assurance that the court will accept the Company’s positions on these matters or others and, in such an event, the Company may record additional tax expenses if these matters are settled for amounts in excess of its current provisions. In addition, the ITA has issued assessments for the 2008 tax year in which it demanded the payment of additional taxes in the aggregate amount of NIS 254 million (approximately $68,000) with respect to this year, including interest through the assessment date of December 30, 2012. The Company expects to file objections to these assessments. There can be no assurance that the ITA will accept the Company’s positions on matters raised and, if it does not, an order for the 2008 tax year will be issued.

The Company is currently named as a defendant in two patent related lawsuits and has filed for a declaratory judgment in another patent related case. All of the plaintiffs or adversaries are non-practicing entities. They are businesses established to hold the patents and they are seeking monetary damages by alleging that a product feature infringes a patent. The Company currently intends to vigorously defend these claims. However, as with most litigation, the outcome is difficult to determine. At this time, the Company does not expect the ultimate resolution of these litigation matters to be material to its business, results of operations and financial condition. The Company believes that a loss in excess of its accrued liability with respect to these claims is neither probable nor reasonably possible.

Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims, lease termination claims and other legal proceedings in the normal course of its business. Litigation and governmental proceedings can be expensive, lengthy and disruptive to normal business operations, and can require extensive management attention and resources, regardless of their merit. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is neither probable nor reasonably possible.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME

NOTE 10:- TAXES ON INCOME

a.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2011	2012
Beginning balance	$169,370	$219,469
Increases related to tax positions taken during prior years	19,679	38,209
Increases related to tax positions taken during the current year	30,420	11,361
Decreases related to expiration of statute of limitations	—	(9,493)

Ending balance	$219,469	$259,546

The entire balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

During the years ended December 31, 2010, 2011 and 2012, the Company recorded $ 10,695, $ 13,587 and $ 15,032 respectively for interest expense related to uncertain tax positions. As of December 31, 2011 and 2012, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 48,027 and $ 63,059 respectively, which is included within income tax accrual on the balance sheets.

The Israeli Tax Authority (“ITA”) issued orders with respect to income tax returns of Check Point Ltd. for years 2002 through 2007 in the aggregate amount of NIS 2,819 million (approximately $755,000). The ITA also issued, on December 30, 2012, a preliminary assessment with respect to the 2008 tax year in which it demanded the payment of additional taxes in the aggregate amount of NIS 254 million (approximately $68,000) with respect to this year including interest as of the assessment date. The Company expects to file objections to these assessments. There can be no assurance that the ITA will accept the Company’s positions on matters raised and, if it does not, an order for the 2008 tax year will be issued. (see Note 9b).

The Company’s U.S. subsidiaries file federal and state income tax returns in the U.S. All of the U.S subsidiaries’ tax years are subject to examination by the U.S. federal and most U.S. state tax authorities due to their carry forward tax losses and overall credit carry-forward position, except for tax years 2005 through 2008.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

b.	Israeli taxation:

1.	Corporate tax rate in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

Various production and development facilities of Check Point Ltd. have been granted “Approved Enterprise” and “Privileged Enterprise” status, which provides certain benefits, including tax exemptions and reduced tax rates for a defined period.

The benefits available to an Approved Enterprise and Privileged Enterprise relate only to taxable income attributable to the specific investment program and are conditioned upon terms stipulated in the Investment Law and the related regulations and the criteria set forth in the applicable certificate of approval (for an Approved Enterprise). If the Company does not fulfill these conditions, in whole or in part, the benefits can be cancelled and the Company may be required to refund the benefits, in an amount linked to the Israeli consumer price index plus interest.

In December 2010 new legislation amending the Investment Law was adopted. This new legislation was effective as of January 1, 2011 and applies to preferred income produced or generated by a preferred company from the effective date. Under this new legislation, a uniform corporate tax rate applies to all qualifying income of certain Industrial Companies (“Preferred Enterprise”), as opposed to the previous law’s incentives, which were limited to income from Approved Enterprises and Privileged Enterprises during their benefits period. Under the new legislation, the uniform tax rates are as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

Under the transition provisions of the new legislation, a Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. In 2012, the Company decided to implement the new law and therefore commencing January 1, 2012 its qualifying income was subject to 15% corporate tax rate.

Out of the Company’s retained earnings as of December 31, 2012, $ 713,007 are tax-exempt attributable to its Approved Enterprise programs. If such tax-exempt income is distributed in a manner other than upon complete liquidation of the Company, it would be taxed at the reduced corporate tax rate applicable to such profits (between 20%-25%), and an income tax liability of up to $ 163,617 would be incurred as of December 31, 2012.

Out of the Company’s retained earnings as of December 31, 2012, the Company had $ 986,433 tax-exempt income attributed to its Privileged Enterprise plans. In case of distribution or complete liquidation of the Company, it would be taxed at the reduced corporate tax rate between 15%-20% and an income tax liability of up to $ 157,991 would be incurred as of December 31, 2012.

Income attributable to Preferred Enterprises will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend to an Israeli company, no withholding tax will be remitted.

The Company currently intends to reinvest its tax-exempt income and does not intend to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to its Approved Enterprise and Privileged Enterprise programs.

Through December 31, 2012, the Company repurchased 94,314,818 of its ordinary shares in a total amount of $ 2,534,741. The Company’s retained earnings attributed to taxable income are higher than the total amount used for the repurchase of the shares and therefore should not trigger a deemed-dividend event. For further information about the Company’s repurchase program refer to Note 11e.

Income from sources other than the Approved, Privileged or Preferred Enterprise programs is subject to tax at regular Israeli corporate tax rate.

Temporary, partial tax relief for repatriation of exempt income:

On November 5, 2012, the Israeli Parliament approved a final bill regarding repatriations of trapped earnings out of Approved/Privileged Enterprises. The temporary provisions have come into effect as of its official publication (December 2012). The Israeli government agreed to grant relief of 30%-60% on the amount of tax which should have been paid on distributable earnings in order to encourage companies to pay the reduced taxes during the next 12 months (the “temporary order”). The temporary order provides partial relief from Israeli corporate income tax for companies which opt to enjoy the privilege, on a linear basis: greater release of “trapped” retained earnings will result in a higher relief from corporate income tax. According to the new linear statutory formula, the corporate income tax to be paid, would vary from 6% to 17.5% effective tax rate (depends on the Company’s corporate tax rate in the year in which the income was derived and the amount of “trapped” retained earnings elected to be relieved), without taking into account the 15% dividend withholding tax (which should be levied only upon actual distribution, if any). The reduced corporate tax is payable within 30 days of making the election. The new temporary order does not require the actual distribution of the retained earnings, nor does it provide any relief from the 15% dividend withholding tax.

The partial corporate income tax relief is available to companies that elect to implement the temporary reduced tax relief by November 12, 2013 in respect of exempt retained earnings accrued up until December 31, 2011, provided that up to 30% (the exact rate is calculated by a new statutory formula) of the “released” earnings are re-invested in Israel in at least one of the following: Industrial activities, Research and development activities, Assets used by the company, Salaries of newly recruited employees, for a period of up to 5 years. The company continues to evaluate the new amendment and temporary provision and its implications to the company.

3.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, Check Point Ltd. calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an Industrial Company within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. Undistributed earnings amounted to $ 150,842 as of December 31, 2012. The Company’s board of directors has determined that the Company does not currently intend to distribute any amounts of its undistributed earnings as dividend. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

d.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2011 and 2012, the Company’s deferred taxes were in respect of the following:

	December 31,
	2011	2012
Carry forward tax losses	$263,085	$249,270
Deferred revenues	3,862	4,221
Employee stock based compensation	15,105	15,642
Accrued employee costs	5,317	4,825
Reserves and allowances	2,238	2,540
Property and equipment	1,404	1,254
Marketable securities amortization	3,202	4,962
Intangible assets	7,218	5,794
Tax credits	2,213	2,618

Deferred tax assets before valuation allowance	303,644	291,126
Valuation allowance	(260,251)	(246,785)

Deferred tax asset	43,393	44,341

Intangible assets	(8,706)	(7,927)
Unrealized gains on marketable securities, net	(3,876)	(4,428)
Other	(509)	(783)

Deferred tax liability	(13,091)	(13,138)

Deferred tax asset, net	$30,302	$31,203

	December 31,
	2011	2012
Domestic:
Current deferred tax asset, net	$4,240	$4,862
Non-current deferred tax asset, net	14,616	14,403
Current deferred tax liability, net	(2,280)	(2,799)

	16,576	16,466

Foreign:
Current deferred tax asset, net	8,402	9,334
Current deferred tax liability, net	(4,082)	(5,747)
Non-current deferred tax asset, net	10,680	11,150
Non-current deferred tax liability	(1,274)	—

	13,726	14,737

	$30,302	$31,203

Current deferred tax asset, net, is included within other current assets in the balance sheets. Current deferred tax liability, net, is included within accrued expenses and other liabilities in the balance sheets.

The Company’s subsidiaries in the U.S. have provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss related to excess tax deduction from options exercised prior to the adoption of ASC 718 and tax credits.

Through December 31, 2012, the U.S. subsidiaries had a U.S. federal loss carry forward of approximately $ 638,104 resulting from tax benefits related to employees’ stock option exercises that can be carried forward and offset against taxable income expiring before 2025. Excess tax benefits related to employee stock option exercises for which no compensation expense was recognized will be credited to additional paid-in capital when realized. Through December 31, 2012, the U.S. subsidiaries had a U.S. state net loss carry forward of approximately $ 263,967, which expire between fiscal 2013 and fiscal 2024, and are subject to limitations on their utilization. Through December 31, 2012, the U.S. subsidiaries had research and development tax credits of approximately $ 13,000, which expire between fiscal 2019 and fiscal 2031 and are subject to limitations on their utilization.

e.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012
Domestic	$540,402	$655,486	$725,651
Foreign	23,991	27,728	61,216

	$564,393	$683,214	$786,867

f.	Taxes on income are comprised of the following:

	Year ended December 31,
	2010	2011	2012
Current	$123,241	$150,800	$168,320
Deferred	(11,674)	(11,552)	(1,453)

	$111,567	$139,248	$166,867

Domestic	$110,318	$134,242	$152,040
Foreign	1,249	5,006	14,827

	$111,567	$139,248	$166,867

	Year ended December 31,
	2010	2011	2012
Domestic taxes:
Current	$112,475	$138,686	$152,453
Deferred	(2,157)	(4,444)	(413)

	110,318	134,242	152,040

Foreign taxes - US:
Federal taxes:
Current	6,608	7,809	10,725
Deferred	(792)	748	(244)

	5,816	8,557	10,481

State taxes:
Current	1,243	1,061	1,995
Deferred	(52)	819	(111)

	1,191	1,880	1,884

Other international locations:
Current	2,915	3,245	3,149
Deferred	(8,673)	(8,676)	(687)

	(5,758)	(5,431)	2,462

Total foreign taxes	1,249	5,006	14,827

Taxes on income	$111,567	$139,248	$166,867

g.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2010	2011	2012
Income before taxes as reported in the statements of income	$564,393	$683,214	$786,867

Statutory tax rate in Israel	25%	24%	25%
Decrease in taxes resulting from:
Effect of “Approved, Privileged or Preferred Enterprise” status *)	(8%)	(6%)	(7%)
Stock based compensation – nondeductible expense	1%	**)	**)
Others, net	2%	2%	3%

Effective tax rate	20%	20%	21%

*) Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged or Preferred Enterprise” status	$0.20	$0.21	$0.24

Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged or Preferred Enterprise” status	$0.20	$0.20	$0.23

**) Representan amount less than 1%

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY

NOTE 11:- SHAREHOLDERS’ EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

Dividends declared on ordinary shares will be paid in NIS. Dividends paid to shareholders outside Israel will be converted into U.S. dollars, on the basis of the exchange rate prevailing at the date of payment.

b.	Deferred share:

The deferred share is not entitled to any rights other than the right to receive its nominal value upon liquidation of the Company.

c.	Employee Stock Purchase Plan (“ESPP”):

The Company reserved a total of 6,000,000 ordinary shares for issuance under the ESPP. Eligible employees may use up to 15% of their salaries to purchase ordinary shares but no more than 1,250 shares per participant on any purchase date. The ESPP is implemented through an offering every six months. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the subscription date of each offering period or on the purchase date.

During 2010, 2011 and 2012, employees purchased 433,940, 374,050 and 309,559 ordinary shares at average prices of $ 24.97, $ 34.14 and $ 44.15 per share, respectively.

As of December 31, 2012, 1,421,363 ordinary shares were available for future issuance under the ESPP.

In accordance with ASC No. 718, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2010, 2011 and 2012, the Company recognized $ 2,940, $ 3,400 and $ 4,313, respectively, of compensation expense in connection with the ESPP.

d.	Stock options:

In 2005, the Company adopted two new equity incentive plans: the 2005 United States Equity Incentive Plan, which is referred to as the 2005 U.S. Plan, and the 2005 Israel Equity Incentive Plan, which is referred to as the 2005 Israel Plan. Both of these plans will be in effect until 2015. Following ratification of the new plans by its shareholders in September 2005, the Company stopped issuing stock options under the plans approved in 1996.

Under the Company’s 2005 equity incentive plans (the “2005 Plans”), options are granted to employees, officers and directors at an exercise price equal to at least the fair market value of the share at the date of grant and are granted for periods not to exceed seven years. Options granted under the 2005 Plans generally vest over a period of four to five years of employment. Any options that are cancelled or forfeited before expiration become available for future grants. The Company can also issue a variety of other equity incentives under the 2005 Plans. In addition to granting stock options, since 2006, the Company started to routinely grant Restricted Stock Units (“RSUs”) under the 2005 Plans. The Company does not record compensation expenses for performance based awards for which the performance targets were not reached. RSUs vest over a four year period of employment and may be subject to performance criteria. RSUs that are cancelled or forfeited become available for future grants.

Under the 2005 Plans, the Company’s non-employee directors receive an automatic annual option grant.

Under the terms of the 2005 Plans, options to purchase 50,000,000 ordinary shares were reserved for issuance (increasing by 5,000,000 ordinary shares on January 1 of each year beginning January 1, 2006), out of which as of December 31, 2012, 62,575,893 ordinary shares were available for future grant under the 2005 Plans. As of December 31, 2012, 14,426,275 options and RSUs were outstanding under the 2005 Plans and 1,359 were outstanding under the Zone Labs plan.

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands			Weighted average exercise price
	2010	2011	2012	2010	2011	2012
Outstanding at beginning of year	16,601	14,192	13,337	$23.12	$23.85	$28.50
Granted	2,139	2,125	2,955	$30.69	$52.92	$54.24
Exercised	(4,062)	(2,324)	(1,944)	$24.15	$22.83	$21.80
Expired	(470)	(602)	—	$26.57	$26.97	—
Forfeited	(16)	(54)	(900)	$21.95	$27.89	$26.69

Outstanding at December 31,	14,192	13,337 *)	13,448	$23.85	$28.50	$35.24

Exercisable at December 31,	8,695	8,429	8,530	$22.09	$24.21	$28.20

*)	As of December 31, 2012 , approximately 13.2 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

	Year ended December 31, 2012
	Options	Aggregate intrinsic value
	In thousands
Outstanding at beginning of year	13,337	$321,753
Granted	2,955	N/A
Exercised	(1,944)
Forfeited	(900)	N/A

Outstanding as of December 31,	13,448	$196,927

Exercisable as of December 31,	8,530	$173,229

The total intrinsic value of options exercised during the years 2012, 2011 and 2010 was $ 61,564, $ 73,973 and $ 55,801, respectively.

The weighted average fair values at grant date of options granted for the years ended December 31, 2010, 2011 and 2012, with an exercise price equal to the market value at the date of grant were $ 9.09, $ 17.04 and $ 15.52, respectively.

The following table summarizes information relating to RSUs, as well as changes to such awards during 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012
	Number in thousands
Outstanding at beginning of year	1,612	1,254	1,111
Granted	371	389	395
Vested	(530)	(425)	(415)
Forfeited	(199)	(107)	(111)

Outstanding as of December 31,	1,254	1,111	980

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2010, 2011 and 2012 were $ 36.43, $ 51.89 and $ 54.76, respectively.

The total fair value of shares vested during the years 2012, 2011 and 2010 was $ 26,164, $ 24,190 and $ 24,263, respectively.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price $	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
			$			$
6.08	1	1.13	6.08	1	1.13	6.08
16.80	1,579	0.58	16.80	1,579	0.58	16.80
18.56-21.95	290	2.98	21.80	215	2.85	21.74
23.35-24.01	3,260	2.02	23.77	3,260	2.02	23.77
26.47	1,100	3.57	26.47	900	3.58	26.47
26.77-29.49	1,903	4.38	29.15	1,123	4.44	29.34
32.31-35.79	316	4.20	34.73	110	4.18	34.52
42.85-47.27	114	6.29	45.02	12	4.86	43.95
51.98-53.05	2,060	5.38	52.91	905	5.38	52.97
53.67-55.95	2,825	6.39	54.49	425	6.42	53.69

6.08-55.95	13,448	3.85	35.24	8,530	2.86	28.20

As of December 31, 2012, the Company had approximately $ 100,211 of unrecognized compensation expense related to non-vested stock options and non-vested restricted stock units, expected to be recognized over a weighted average period of 2.02 years.

e.	Since 2003, the Company’s board of directors has approved nine programs to repurchase ordinary shares for a total of $ 2,150,000. The first through fifth programs were announced between 2003 and 2008. The sixth program was announced on January 27, 2010, and authorized the repurchase of up to $ 250,000 of the Company’s ordinary shares. The seventh program was announced on February 3, 2011, and authorized the repurchase of up to $ 300,000 of the Company’s ordinary shares. The eighth program was announced on February 2, 2012, and authorized the repurchase of up to $ 300,000 of the Company’s ordinary shares. The ninth program was announced on July 18, 2012, and authorized the repurchase of up to $ 1,000,000 of the Company’s ordinary shares. Under the repurchase programs, share purchases may be made from time to time depending on market conditions, share price, trading volume and other factors and will be funded from available working capital.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
NOTE 12:- EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2010	2011	2012
Net income	$452,826	$543,966	$620,000

Weighted average ordinary shares outstanding (in thousands)	208,106	206,917	203,918

Dilutive effect:
Employee stock options and RSUs (in thousands)	4,827	7,005	5,252

Diluted weighted average ordinary shares outstanding (in thousands)	212,933	213,922	209,170

Basic earnings per ordinary share	$2.18	$2.63	$3.04

Diluted earnings per ordinary share	$2.13	$2.54	$2.96

GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

NOTE 13:- GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following presents total revenues for the years ended December 31, 2010, 2011 and 2012, and long-lived assets as of December 31, 2011 and 2012, by geographic area:

1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2010	2011	2012
Americas, principally U.S.	$479,692	$553,843	$603,605
Europe	440,620	488,632	501,547
Asia, Middle-East and Africa	177,556	204,511	237,543

	$1,097,868	$1,246,986	$1,342,695

2.	Long-lived assets:

	December 31,
	2011	2012
U.S.	$202,461	$201,147
Israel	92,610	89,907
Sweden	494,895	492,301
Rest of the world	787	704

	$790,753	$784,059

b.	Financial income, net:

	Year ended December 31,
	2010	2011	2012
Financial income:
Interest income	$53,567	$68,351	$73,711
Realized gain on sale of marketable securities	974	672	1,436
Foreign currency re-measurement gain and others	—	14	873

	54,541	69,037	76,020

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	14,428	28,092	33,784
Foreign currency re-measurement loss	2,808	—	—
Others	7,141	1,922	1,904

	24,377	30,014	35,688

	$30,164	$39,023	$40,332

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company’s management evaluates estimates, including those related to accounts receivable and sales allowances, fair values of financial instruments, fair values and useful lives of intangible assets, fair values of stock-based awards, deferred taxes and income tax uncertainties, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial Statements in United States Dollars
b.	Financial statements in United States dollars:

Most of the Company’s revenues and costs are denominated in United States dollars (“dollars”). The Company’s management believes that the dollar is the primary currency of the economic environment in which Check Point Ltd. and each of its subsidiaries operate. Thus, the dollar is the Company’s functional and reporting currency.

Accordingly, non-dollar transactions and balances have been re-measured into the functional currency in accordance with ASC No. 830, “Foreign Currency Matters”. All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Principles of Consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Check Point Ltd. and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash Equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Short-Term Deposit
e.	Short-term deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such deposits are stated at cost which approximates market values.

Investments in Marketable Securities
f.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments - Debt and Equity Securities”.

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in shareholders’ equity. Realized gains and losses on sale of investments are included in “financial income, net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in “financial income, net”.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in “net gain (impairment net of gains) on sale of marketable securities previously impaired” in the statements of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During 2010, 2011 and 2012 gain on sale of marketable securities previously impaired net of (other than temporary impairment) amounted to $ (785), $ 2,017 and $ 0, respectively.

Property and Equipment

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33-50
Office furniture and equipment	10-20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Property and equipment are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2010, 2011 and 2012, no impairment losses have been recorded.

Goodwill and Other Intangible Assets
h.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit’s goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. In September 2011, the FASB issued guidance which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Company adopted this guidance in 2012.

For each of the three years in the period ended December 31, 2012, no impairment losses have been identified.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 2 to 20 years. Acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. Other intangible assets consist primarily of core technology, trademarks and trade names and are amortized over their estimated useful lives on a straight-line basis.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2010, 2011 and 2012, no impairment loss was recorded.

Business Combinations
i.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Research and Development Costs
j.	Research and development costs:

Research and development costs are charged to the statements of income as incurred. ASC 985-20, “Software- Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Revenue Recognition
k.	Revenue recognition:

The Company derives its revenues mainly from sales of hardware and software products, maintenance and subscription. The Company’s products are generally integrated with software that is essential to the functionality of the product. The Company sells its products primarily through channel partners including distributors, resellers, Original Equipment Manufacturers (“OEMs”), system integrators and Managed Service Providers (“MSPs”), all of whom are considered end-users. The Company also sells certain products directly to end users primarily through its web site.

The Company’s software updates and maintenance provides customers with rights to unspecified software product upgrades released during the term of the agreement. The Company’s support offerings include multiple services to customers, primarily telephone access to technical support personnel and hardware support services. Subscription includes other security solutions sold as a service or annuity. Revenues from software updates, maintenance and subscriptions are recognized ratably over the term of the agreement.

Revenues are recognized when persuasive evidence of an arrangement exists, the product or software license has been delivered, the amounts are fixed or determinable and collection of the amount is considered probable. Revenues for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due, provided that all other revenue recognition criteria have been met.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-14, Certain Arrangements That Include Software Elements, (“ASU 2009-14”) and ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (“ASU 2009-13”). ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance on determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price (“ESP”) if neither VSOE or TPE is available. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method.

As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified from January 1, 2011. This guidance does not generally change the units of accounting for the Company’s revenue transactions. The Company’s products and services generally qualify as separate units of accounting. Revenues from multiple element arrangement that include products, software updates and maintenance and subscription are separated into their various elements using the relative selling price method based on either VSOE or ESP, as described below.

The Company established VSOE of fair value for software updates and maintenance and for subscription based on the renewal prices charged for such services.

For products, the Company determined the fair value based on ESP by reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices and competition.

The Company applied software revenue recognition guidance, ASC 985-605, “Software Revenue Recognition”, to all software arrangements since January 1, 2011 and to all transactions entered into prior to January 1, 2011 involving the sale of software products and hardware products that include software. As required by ASC 985-605, the Company determined the value of the delivered elements of its multiple-element arrangements using the residual method when VSOE of fair value exists for the undelivered elements. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

Deferred revenues represent mainly the unrecognized revenue billed for licensed software, software updates, maintenance and subscription. Such revenues are recognized ratably over the term of the related agreement.

The Company records a provision for estimated sales returns, stock rotations and other rights granted to customers on product and service related sales in the same period the related revenues are recorded. These estimates are based on historical sales returns, analysis of credit memo data, stock rotation and other known factors. Such provisions amounted to $ 10,117 and $ 10,330 as of December 31, 2011 and 2012, respectively.

Cost of Revenues
l.	Cost of revenues:

Cost of products and licenses is comprised of cost of software and hardware production, manuals, packaging, shipping, and license fees paid to third parties.

Cost of software updates, maintenance and subscriptions is comprised of cost of post-sale customer support, shipping and license fees paid to third parties.

Amortization of technology is comprised of amortization of core technology assets which are used in the Company’s operations, and is presented separately as part of cost of revenues.

Severance Pay
m.	Severance pay:

The Company’s liability for severance pay for periods prior to January 1, 2007, is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month’s salary for each year of employment, or a portion thereof. Until January 1, 2007, the Company’s liability was partially funded by monthly payments deposited with insurers; any unfunded amounts are covered by a provision established by the Company.

The carrying value of deposited funds in respect to the severance liability for services prior to January 1, 2007, includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2007, the Company’s agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company’s contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations is conducted between the parties regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2010, 2011 and 2012, were $ 4,053, $ 4,823 and $ 5,113, respectively.

Employee Benefit Plan
n.	Employee benefit plan:

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 50%, but generally not greater than $ 17 per year (and an additional amount of $ 5.5 for employees aged 50 and over), of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 3% of their eligible compensation. In 2010, 2011 and 2012, the Company’s match amounted to $ 904, $ 991 and $ 954, respectively.

Income Taxes
o.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes”. ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company accrues interest related to unrecognized tax benefits in its taxes on income.

Advertising costs
p.	Advertising costs:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012, were $ 3,098, $ 2,918 and $ 3,239, respectively.
Concentrations of Credit Risk
q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities and trade receivables.

The Company’s cash and cash equivalents, short-term deposits and marketable securities are held mainly by the Company’s Singaporean subsidiary, the U.S. subsidiary and Check Point Ltd., are invested in Israeli shekel, dollar and dollar-linked investments, and are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be withdrawn upon demand and therefore bear low risk.

The Company’s marketable securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are geographically diversified and derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its channel partners and establishes an allowance for doubtful accounts based upon a specific review of all significant outstanding invoices. For those invoices not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history and current economic trends. Allowance for doubtful accounts amounted to $ 6,722 and $ 7,106 as of December 31, 2011 and 2012, respectively. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts.

Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expense amounted to $ 97, $ 702 and $ 855 in 2010, 2011 and 2012, respectively. Total write offs during 2010, 2011 and 2012 amounted to $ 1,575, $ 1,076 and $ 471, respectively.

Derivatives and Hedging
r.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging”. ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized in earnings.

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in Israeli Shekels, Euros, British Pounds, Swedish Krona, Norwegian Krone and Japanese Yen. As of December 31, 2011 and 2012, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $ 34,676 and $ 100,865, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). The net gains (losses) recognized in “financial income, net” during 2010, 2011 and 2012 were $ 10,848, $ (240) and $ 3,483, respectively.

During 2011 and 2012, the Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels, Euros and British Pounds. As of December 31, 2011 and December 31, 2012, the Company had outstanding forward contracts in the notional amount of $ 16,762 and $ 25,878, respectively. These contracts were for a period of up to twelve months. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). These contracts met the requirement for cash flow hedge accounting and as such during 2010, 2011 and 2012 gains/(losses) in the amount of $ 428, $ 208 and $ (122), respectively, were recognized when the related expenses were incurred and classified in operating expenses. The fair value of the Company’s outstanding forward contracts at December 31, 2011 and 2012 amounted to loss of $ (327) and gain of $ 1,445, respectively.

Basic and Diluted Earnings per Share
s.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares outstanding during the year, in accordance with ASC No. 260, “Earnings Per Share”.

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 1,147,378, 1,342,904 and 3,811,680 for 2010, 2011 and 2012, respectively.

Accounting for stock-based compensation
t.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, “Compensation-Stock Compensation”. ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of income.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock options awards and Employee Stock Purchase Plan, whereas the fair value of restricted stock units is based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of options granted and Employee Stock Purchase Plan in 2010, 2011 and 2012 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2010	2011	2012
Expected volatility	31.99%	29.59%	29.37%
Risk-free interest rate	1.97%	2.04%	0.75%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	5.71	5.84	5.58

Employee Stock Purchase Plan
Expected volatility	20.20%	23.94%	32.04%
Risk-free interest rate	0.16%	0.14%	0.09%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Fair Value of Financial Instruments
u.	Fair value of financial instruments:

The Company measures its investments in money market funds classified as cash equivalents, marketable securities and auction rate securities, and its foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 —	Unobservable inputs for the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Comprehensive Income
v.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available for sale securities.

Treasury Shares
w.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a separate component of shareholders’ equity.

The Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units. Reissuance of treasury shares is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to retained earnings.

Legal Contingencies
x.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Impact of recently issued accounting standards
y.	Impact of recently issued accounting standards:

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.” Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income (“AOCI”) by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company as of January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption will not have a material impact on the Company’s consolidated results of operations or financial condition.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Annual Rate of Depreciation on Property and Equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33-50
Office furniture and equipment	10-20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Weighted Average Assumptions of Options Granted

The fair value of options granted and Employee Stock Purchase Plan in 2010, 2011 and 2012 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2010	2011	2012
Expected volatility	31.99%	29.59%	29.37%
Risk-free interest rate	1.97%	2.04%	0.75%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	5.71	5.84	5.58

Employee Stock Purchase Plan
Expected volatility	20.20%	23.94%	32.04%
Risk-free interest rate	0.16%	0.14%	0.09%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Marketable Securities with Contractual Maturities

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2011				2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$504,749	$3,534	$(237)	$508,046	$599,614	$2,738	$(20)	$602,332
Government-sponsored enterprises debentures	40,088	238	—	40,326	59,719	271	—	59,990
Government and corporate debentures - floating interest rate	95,086	129	(48)	95,167	33,096	61	(1)	33,156

	$639,923	$3,901	$(285)	$643,539	$692,429	$3,070	$(21)	$695,478

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2011				2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$1,103,254	$14,854	$(2,058)	$1,116,050	$1,327,086	$13,094	$(731)	$1,339,449
Government-sponsored enterprises	295,235	2,061	(151)	297,145	382,758	2,170	(39)	384,889
Government and corporate debentures - floating interest rate	102,161	160	(1,729)	100,592	64,694	304	(6)	64,992
Auction rate securities	6,078	—	—	6,078	2,697	—	—	2,697

	$1,506,728	$17,075	$(3,938)	$1,519,865	$1,777,235	$15,568	$(776)	$1,792,027

Investments with Continuous Unrealized Losses

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$267,326	$(2,225)	$27,490	$(69)	$294,816	$(2,294)
Government-sponsored enterprises	131,540	(151)	—	—	131,540	(151)
Government and corporate debentures - floating interest rate	66,426	(1,634)	14,741	(144)	81,167	(1,778)

	$465,292	$(4,010)	$42,231	$(213)	$507,523	$(4,223)

	December 31, 2012
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$352,886	$(747)	$6,046	$(4)	$358,932	$(751)
Government-sponsored enterprises	39,883	(39)	252	(0)	40,135	(39)
Government and corporate debentures - floating interest rate	6,213	(6)	6,249	(1)	12,462	(7)

	$398,982	$(792)	$12,547	$(5)	$411,529	$(797)

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Financial Assets Measured at Fair Value on Recurring Basis

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$303,780	$—	$—	$303,780
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,624,096	—	1,624,096
Government-sponsored enterprises	—	337,471	—	337,471
Government and corporate debentures - floating interest rate	—	195,759	—	195,759
Auction rate securities	—	—	6,078	6,078
Foreign currency derivative contracts	—	(351)	—	(351)

Total financial assets	$303,780	$2,156,975	$6,078	$2,466,833

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$169,894	$—	$—	$169,894
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,941,781	—	1,941,781
Government-sponsored enterprises	—	444,879	—	444,879
Government and corporate debentures - floating interest rate	—	98,148	—	98,148
Auction rate securities	—	—	2,697	2,697
Foreign currency derivative contracts	—	1,469	—	1,469

Total financial assets	$169,894	$2,486,277	$2,697	$2,658,868

Fair Value Measurements Using Significant Unobservable Inputs

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2012:

Auction rate securities
Balance at January 1, 2011	$7,990
Recognized gains in income	2,017
Securities sold during 2011	(3,929)

Balance at December 31, 2011	6,078
Securities sold during 2012	(3,381)

Balance at December 31, 2012	$2,697

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

	December 31,
	2011	2012
Cost:
Computers and peripheral equipment	$58,779	$64,026
Office furniture and equipment	5,728	5,966
Building	33,863	34,396
Leasehold improvement	4,466	5,393

	102,836	109,781
Accumulated depreciation	66,197	72,808

Property and equipment, net	$36,639	$36,973

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Goodwill

Changes in goodwill in the years ended December 31, 2011 and 2012 are as follows:

	2011	2012
Goodwill, beginning of year	$717,052	$727,875
Acquisitions	10,823	—

Goodwill, end of year	$727,875	$727,875

Other Intangible Assets, Net

Net other intangible assets consisted of the following:

	Useful	December 31,
	life	2011	2012
Original amount:
Core technology	3 - 8	$143,748	$131,797
Trademarks and trade names	3 - 20	26,476	26,476
Customer relationships	2 - 6	68,597	55,108

		238,821	213,381

Accumulated amortization:
Core technology		137,736	129,767
Trademarks and trade names		9,070	10,738
Customer relationships		65,776	53,665

		212,582	194,170

Other intangible assets, net:
Core technology		6,012	2,030
Trademarks and trade names		17,406	15,738
Customer relationships		2,821	1,443

		$26,239	$19,211

Estimated Future Amortization Expense of Other Intangible Assets	The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:

2013	$3,020
2014	2,142
2015	2,023
2016	1,899
2017	1,817
Thereafter	8,310

$19,211

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Expenses and Other Liabilities

	December 31,
	2011	2012
Income taxes payable	$72, 673	$111,558
Accrued products and licenses costs	27,582	35,731
Current deferred tax liability, net	6,362	8,546
Marketing expenses payable	11,834	9,126
Legal accrual	21,978	38,010
Purchase commitment to subcontractors	6,815	5,376
Accrued expenses	30,608	37,855

	$177,852	$246,202

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Minimum Lease Commitments	Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2012, were as follows:

2013	$4,873
2014	3,622
2015	2,043
2016	139

$10,677

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2011	2012
Beginning balance	$169,370	$219,469
Increases related to tax positions taken during prior years	19,679	38,209
Increases related to tax positions taken during the current year	30,420	11,361
Decreases related to expiration of statute of limitations	—	(9,493)

Ending balance	$219,469	$259,546

Components of Deferred Tax Assets and Liabilities

As of December 31, 2011 and 2012, the Company’s deferred taxes were in respect of the following:

	December 31,
	2011	2012
Carry forward tax losses	$263,085	$249,270
Deferred revenues	3,862	4,221
Employee stock based compensation	15,105	15,642
Accrued employee costs	5,317	4,825
Reserves and allowances	2,238	2,540
Property and equipment	1,404	1,254
Marketable securities amortization	3,202	4,962
Intangible assets	7,218	5,794
Tax credits	2,213	2,618

Deferred tax assets before valuation allowance	303,644	291,126
Valuation allowance	(260,251)	(246,785)

Deferred tax asset	43,393	44,341

Intangible assets	(8,706)	(7,927)
Unrealized gains on marketable securities, net	(3,876)	(4,428)
Other	(509)	(783)

Deferred tax liability	(13,091)	(13,138)

Deferred tax asset, net	$30,302	$31,203

	December 31,
	2011	2012
Domestic:
Current deferred tax asset, net	$4,240	$4,862
Non-current deferred tax asset, net	14,616	14,403
Current deferred tax liability, net	(2,280)	(2,799)

	16,576	16,466

Foreign:
Current deferred tax asset, net	8,402	9,334
Current deferred tax liability, net	(4,082)	(5,747)
Non-current deferred tax asset, net	10,680	11,150
Non-current deferred tax liability	(1,274)	—

	13,726	14,737

	$30,302	$31,203

Schedule of Income Before Taxes
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012
Domestic	$540,402	$655,486	$725,651
Foreign	23,991	27,728	61,216

	$564,393	$683,214	$786,867

Components of Income Tax Expense
Taxes on income are comprised of the following:

	Year ended December 31,
	2010	2011	2012
Current	$123,241	$150,800	$168,320
Deferred	(11,674)	(11,552)	(1,453)

	$111,567	$139,248	$166,867

Domestic	$110,318	$134,242	$152,040
Foreign	1,249	5,006	14,827

	$111,567	$139,248	$166,867

	Year ended December 31,
	2010	2011	2012
Domestic taxes:
Current	$112,475	$138,686	$152,453
Deferred	(2,157)	(4,444)	(413)

	110,318	134,242	152,040

Foreign taxes - US:
Federal taxes:
Current	6,608	7,809	10,725
Deferred	(792)	748	(244)

	5,816	8,557	10,481

State taxes:
Current	1,243	1,061	1,995
Deferred	(52)	819	(111)

	1,191	1,880	1,884

Other international locations:
Current	2,915	3,245	3,149
Deferred	(8,673)	(8,676)	(687)

	(5,758)	(5,431)	2,462

Total foreign taxes	1,249	5,006	14,827

Taxes on income	$111,567	$139,248	$166,867

Schedule of Effective Income Tax Reconciliation

A reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2010	2011	2012
Income before taxes as reported in the statements of income	$564,393	$683,214	$786,867

Statutory tax rate in Israel	25%	24%	25%
Decrease in taxes resulting from:
Effect of “Approved, Privileged or Preferred Enterprise” status *)	(8%)	(6%)	(7%)
Stock based compensation – nondeductible expense	1%	**)	**)
Others, net	2%	2%	3%

Effective tax rate	20%	20%	21%

*) Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged or Preferred Enterprise” status	$0.20	$0.21	$0.24

Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged or Preferred Enterprise” status	$0.20	$0.20	$0.23

**) Representan amount less than 1%

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands			Weighted average exercise price
	2010	2011	2012	2010	2011	2012
Outstanding at beginning of year	16,601	14,192	13,337	$23.12	$23.85	$28.50
Granted	2,139	2,125	2,955	$30.69	$52.92	$54.24
Exercised	(4,062)	(2,324)	(1,944)	$24.15	$22.83	$21.80
Expired	(470)	(602)	—	$26.57	$26.97	—
Forfeited	(16)	(54)	(900)	$21.95	$27.89	$26.69

Outstanding at December 31,	14,192	13,337 *)	13,448	$23.85	$28.50	$35.24

Exercisable at December 31,	8,695	8,429	8,530	$22.09	$24.21	$28.20

*)	As of December 31, 2012 , approximately 13.2 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Summary of Options Outstanding and Aggregate Intrinsic Value

	Year ended December 31, 2012
	Options	Aggregate intrinsic value
	In thousands
Outstanding at beginning of year	13,337	$321,753
Granted	2,955	N/A
Exercised	(1,944)
Forfeited	(900)	N/A

Outstanding as of December 31,	13,448	$196,927

Exercisable as of December 31,	8,530	$173,229

Summary of Restricted Stock Units Award Activity

The following table summarizes information relating to RSUs, as well as changes to such awards during 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012
	Number in thousands
Outstanding at beginning of year	1,612	1,254	1,111
Granted	371	389	395
Vested	(530)	(425)	(415)
Forfeited	(199)	(107)	(111)

Outstanding as of December 31,	1,254	1,111	980

Summary of Options Outstanding by Exercise Price Range

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price $	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
			$			$
6.08	1	1.13	6.08	1	1.13	6.08
16.80	1,579	0.58	16.80	1,579	0.58	16.80
18.56-21.95	290	2.98	21.80	215	2.85	21.74
23.35-24.01	3,260	2.02	23.77	3,260	2.02	23.77
26.47	1,100	3.57	26.47	900	3.58	26.47
26.77-29.49	1,903	4.38	29.15	1,123	4.44	29.34
32.31-35.79	316	4.20	34.73	110	4.18	34.52
42.85-47.27	114	6.29	45.02	12	4.86	43.95
51.98-53.05	2,060	5.38	52.91	905	5.38	52.97
53.67-55.95	2,825	6.39	54.49	425	6.42	53.69

6.08-55.95	13,448	3.85	35.24	8,530	2.86	28.20

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2010	2011	2012
Net income	$452,826	$543,966	$620,000

Weighted average ordinary shares outstanding (in thousands)	208,106	206,917	203,918

Dilutive effect:
Employee stock options and RSUs (in thousands)	4,827	7,005	5,252

Diluted weighted average ordinary shares outstanding (in thousands)	212,933	213,922	209,170

Basic earnings per ordinary share	$2.18	$2.63	$3.04

Diluted earnings per ordinary share	$2.13	$2.54	$2.96

GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Revenue by Geographic Area
Revenues based on the channel partners’ location:

	Year ended December 31,
	2010	2011	2012
Americas, principally U.S.	$479,692	$553,843	$603,605
Europe	440,620	488,632	501,547
Asia, Middle-East and Africa	177,556	204,511	237,543

	$1,097,868	$1,246,986	$1,342,695

Summary of Long-Lived Assets by Geographic Area
Long-lived assets:

	December 31,
	2011	2012
U.S.	$202,461	$201,147
Israel	92,610	89,907
Sweden	494,895	492,301
Rest of the world	787	704

	$790,753	$784,059

Summary of Financial Income, Net
Financial income, net:

	Year ended December 31,
	2010	2011	2012
Financial income:
Interest income	$53,567	$68,351	$73,711
Realized gain on sale of marketable securities	974	672	1,436
Foreign currency re-measurement gain and others	—	14	873

	54,541	69,037	76,020

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	14,428	28,092	33,784
Foreign currency re-measurement loss	2,808	—	—
Others	7,141	1,922	1,904

	24,377	30,014	35,688

	$30,164	$39,023	$40,332

General - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	32.00%	35.00%	35.00%
Trade receivables	$ 117,394	$ 132,127
First Channel Partner
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	16.00%	18.00%	18.00%
Second Channel Partner
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	16.00%	17.00%	17.00%

Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Net gain (impairment net of gains) on sale of marketable securities previously impaired	$ 0	$ 2,017,000	$ (785,000)
Asset impairment charges	0	0	0
Goodwill impairment losses	0	0	0
Impairment of assets held for use	0	0	0
Provision for estimated sales returns, stock rotations, and other customer rights	10,330,000	10,117,000
Severance expenses	5,113,000	4,823,000	4,053,000
Maximum percentage of annual compensation contributed by employees towards employee benefit plan	50.00%
Maximum amount contributed by employees toward employee benefit plan	17,000
Additional amount contributed by employees aged 50 and over towards employee benefit plan	5,500
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	3.00%
Contributions by employer	954,000	991,000	904,000
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	3,239,000	2,918,000	3,098,000
Allowance for doubtful accounts	7,106,000	6,722,000
Bad debt expense	855,000	702,000	97,000
Write off of bad debts	471,000	1,076,000	1,575,000
Notional amount of outstanding forward contract	100,865,000	34,676,000
Net gains (losses) recognized in financial income, net	3,483,000	(240,000)	10,848,000
Outstanding option contracts	25,878,000	16,762,000
Cash flow hedge gain reclassified to operating expense	(122,000)	208,000	428,000
Other comprehensive income, Gain(loss) on outstanding forward contracts	$ 1,445,000	$ (327,000)
Anti-dilutive shares excluded from computation of earnings per share amount	3,811,680	1,342,904	1,147,378
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	2 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years

Summary of Annual Rate of Depreciation on Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Leasehold improvements	The shorter of term of the lease or the useful life of the asset
Minimum | Computers And Peripherals Equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Minimum | Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	10.00%
Minimum | Building
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	4.00%
Maximum | Computers And Peripherals Equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	50.00%
Maximum | Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	20.00%

Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	29.37%	29.59%	31.99%
Risk-free interest rate	0.75%	2.04%	1.97%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	5 years 6 months 29 days	5 years 10 months 2 days	5 years 8 months 16 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	32.04%	23.94%	20.20%
Risk-free interest rate	0.09%	0.14%	0.16%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 months	6 months	6 months

Marketable Securities with Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	$ 692,429	$ 639,923
Gross unrealized gains less than one year	3,070	3,901
Gross unrealized losses less than one year	(21)	(285)
Fair value less than one year	695,478	643,539
Amortized cost, over one year through five years	1,777,235	1,506,728
Gross unrealized gains, over one year through five years	15,568	17,075
Gross unrealized losses, over one year through five years	(776)	(3,938)
Fair value, over one year through five years	1,792,027	1,519,865
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	599,614	504,749
Gross unrealized gains less than one year	2,738	3,534
Gross unrealized losses less than one year	(20)	(237)
Fair value less than one year	602,332	508,046
Amortized cost, over one year through five years	1,327,086	1,103,254
Gross unrealized gains, over one year through five years	13,094	14,854
Gross unrealized losses, over one year through five years	(731)	(2,058)
Fair value, over one year through five years	1,339,449	1,116,050
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	59,719	40,088
Gross unrealized gains less than one year	271	238
Fair value less than one year	59,990	40,326
Amortized cost, over one year through five years	382,758	295,235
Gross unrealized gains, over one year through five years	2,170	2,061
Gross unrealized losses, over one year through five years	(39)	(151)
Fair value, over one year through five years	384,889	297,145
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	33,096	95,086
Gross unrealized gains less than one year	61	129
Gross unrealized losses less than one year	(1)	(48)
Fair value less than one year	33,156	95,167
Amortized cost, over one year through five years	64,694	102,161
Gross unrealized gains, over one year through five years	304	160
Gross unrealized losses, over one year through five years	(6)	(1,729)
Fair value, over one year through five years	64,992	100,592
Auction Rate Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, over one year through five years	2,697	6,078
Fair value, over one year through five years	$ 2,697	$ 6,078

Investments with Continuous Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 398,982	$ 465,292
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(792)	(4,010)
Investments with continuous unrealized losses for 12 months or greater, Fair value	12,547	42,231
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(5)	(213)
Total Investments with continuous unrealized losses, Fair value	411,529	507,523
Total Investments with continuous unrealized losses, Unrealized losses	(797)	(4,223)
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	352,886	267,326
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(747)	(2,225)
Investments with continuous unrealized losses for 12 months or greater, Fair value	6,046	27,490
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(4)	(69)
Total Investments with continuous unrealized losses, Fair value	358,932	294,816
Total Investments with continuous unrealized losses, Unrealized losses	(751)	(2,294)
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	39,883	131,540
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(39)	(151)
Investments with continuous unrealized losses for 12 months or greater, Fair value	252
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	0
Total Investments with continuous unrealized losses, Fair value	40,135	131,540
Total Investments with continuous unrealized losses, Unrealized losses	(39)	(151)
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	6,213	66,426
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(6)	(1,634)
Investments with continuous unrealized losses for 12 months or greater, Fair value	6,249	14,741
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(1)	(144)
Total Investments with continuous unrealized losses, Fair value	12,462	81,167
Total Investments with continuous unrealized losses, Unrealized losses	$ (7)	$ (1,778)

Marketable Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Marketable Securities [Line Items]
Interest receivable	$ 16,622	$ 16,352

Financial Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Foreign currency derivative contracts	$ 1,469	$ (351)
Total financial assets	2,658,868	2,466,833
Money Market Funds
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	169,894	303,780
Government And Corporate Debentures Fixed Interest Rate
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	1,941,781	1,624,096
US Government-sponsored Enterprises Debt Securities
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	444,879	337,471
Government And Corporate Debentures Floating Interest Rate
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	98,148	195,759
Auction Rate Securities
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	2,697	6,078
Fair Value, Inputs, Level 1
Restricted Cash and Cash Equivalents Items [Line Items]
Total financial assets	169,894	303,780
Fair Value, Inputs, Level 1 | Money Market Funds
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	169,894	303,780
Fair Value, Inputs, Level 2
Restricted Cash and Cash Equivalents Items [Line Items]
Foreign currency derivative contracts	1,469	(351)
Total financial assets	2,486,277	2,156,975
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Fixed Interest Rate
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	1,941,781	1,624,096
Fair Value, Inputs, Level 2 | US Government-sponsored Enterprises Debt Securities
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	444,879	337,471
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Floating Interest Rate
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	98,148	195,759
Fair Value, Inputs, Level 3
Restricted Cash and Cash Equivalents Items [Line Items]
Total financial assets	2,697	6,078
Fair Value, Inputs, Level 3 | Auction Rate Securities
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	$ 2,697	$ 6,078

Fair Value Measurements Using Significant Unobservable Inputs (Detail) (Fair Value, Inputs, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Auction rate securities, Beginning balance	$ 7,990	$ 2,697
Recognized gains in income	2,017
Auction rate securities, Securities sold	(3,929)	(3,381)
Auction rate securities, Ending balance	$ 6,078	$ 2,697

Property and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvement	$ 5,393	$ 4,466
Property and equipment, gross	109,781	102,836
Accumulated depreciation	72,808	66,197
Property and equipment, net	36,973	36,639
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	64,026	58,779
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	5,966	5,728
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 34,396	$ 33,863

Changes in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Intangible Assets And Goodwill [Line Items]
Goodwill, beginning of year	$ 717,052	$ 727,875
Acquisitions	10,823
Goodwill, end of year	$ 727,875	$ 727,875

Other Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Core Technology	Dec. 31, 2011 Core Technology	Dec. 31, 2012 Core Technology Maximum	Dec. 31, 2012 Core Technology Minimum	Dec. 31, 2012 Trademarks And Tradenames	Dec. 31, 2011 Trademarks And Tradenames	Dec. 31, 2012 Trademarks And Tradenames Maximum	Dec. 31, 2012 Trademarks And Tradenames Minimum	Dec. 31, 2012 Customer Relationships	Dec. 31, 2011 Customer Relationships	Dec. 31, 2012 Customer Relationships Maximum	Dec. 31, 2012 Customer Relationships Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life			20 years	2 years			8 years	3 years			20 years	3 years			6 years	2 years
Original amount	$ 213,381	$ 238,821			$ 131,797	$ 143,748			$ 26,476	$ 26,476			$ 55,108	$ 68,597
Accumulated amortization	194,170	212,582			129,767	137,736			10,738	9,070			53,665	65,776
Other intangible assets, net	$ 19,211	$ 26,239			$ 2,030	$ 6,012			$ 15,738	$ 17,406			$ 1,443	$ 2,821

Estimated Future Amortization Expense of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 3,020
2014	2,142
2015	2,023
2016	1,899
2017	1,817
Thereafter	8,310
Total estimated future amortization expense	$ 19,211

Employees And Payroll Accruals - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Employee and payroll accruals related to payroll accrued for the benefit of certain related parties, years 2002 to 2007	$ 4,351	$ 4,512

Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Income taxes payable	$ 111,558	$ 72,673
Accrued products and licenses costs	35,731	27,582
Current deferred tax liability, net	8,546	6,362
Marketing expenses payable	9,126	11,834
Legal accrual	38,010	21,978
Purchase commitment to subcontractors	5,376	6,815
Accrued expenses	37,855	30,608
Accrued expenses and other liabilities total	$ 246,202	$ 177,852

Aggregate Minimum Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
2013	$ 4,873
2014	3,622
2015	2,043
2016	139
Operating leases, total	$ 10,677

Commitments And Contingent Liabilities - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Israeli Tax Authority Two Thousand Two Through Two Thousand Seven USD ($)	Dec. 31, 2012 Israeli Tax Authority Two Thousand Two Through Two Thousand Seven ILS	Dec. 31, 2012 Israeli Tax Authority Two Thousand Eight USD ($)	Dec. 31, 2012 Israeli Tax Authority Two Thousand Eight ILS
Restructuring Cost and Reserve [Line Items]
Rent expenses	$ 5,408	$ 5,950	$ 6,193
Additional taxes demanded by tax authority				$ 755,000	2,819,000	$ 68,000	254,000

Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Beginning balance	$ 219,469	$ 169,370
Increases related to tax positions taken during prior years	38,209	19,679
Increases related to tax positions taken during the current year	11,361	30,420
Decreases related to expiration of statute of limitations	(9,493)
Ending balance	$ 259,546	$ 219,469

Taxes On Income - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Approved Enterprise USD ($)	Dec. 31, 2012 Encouragement Of Industry Taxes Nineteen Ninety Six Y	Dec. 31, 2012 U S Federal USD ($)	Dec. 31, 2012 Israeli Tax Authority USD ($)	Dec. 31, 2012 Israeli Tax Authority ILS	Dec. 31, 2012 U S State USD ($)	Dec. 31, 2012 U S State Minimum	Dec. 31, 2012 U S State Maximum	Dec. 31, 2012 Research And Development Tax Credit USD ($)	Dec. 31, 2012 Research And Development Tax Credit Minimum	Dec. 31, 2012 Research And Development Tax Credit Maximum	Dec. 31, 2012 Israeli Taxation Approved Enterprise	Dec. 31, 2012 Israeli Taxation Approved Enterprise Minimum	Dec. 31, 2012 Israeli Taxation Approved Enterprise Maximum	Dec. 31, 2012 Privileged Enterprise USD ($)	Dec. 31, 2012 Two Thousand Two Through Two Thousand Seven Israeli Tax Authority USD ($)	Dec. 31, 2012 Two Thousand Two Through Two Thousand Seven Israeli Tax Authority ILS	Dec. 31, 2011 Two Thousand Eleven To Two Thousand Twelve	Dec. 31, 2011 Two Thousand Thirteen To Two Thousand Fourteen	Dec. 31, 2011 Two Thousand Fifteen And Thereafter
Operating Loss Carryforwards [Line Items]
Uncertain tax positions interest expense	$ 15,032	$ 13,587	$ 10,695
Uncertain tax positions accrued interest	63,059	48,027
Taxes payable							68,000	254,000
Additional taxes demanded by tax authority																			755,000	2,819,000
Corporate tax rate	25.00%	24.00%	25.00%												15.00%
Enacted effective income tax rate																					15.00%	12.50%	12.00%
Retained earnings exempt from tax	4,593,045	3,973,045		713,007														986,433
Income tax liability incurred				163,617														157,991
Dividend income tax rate	15.00%														15.00%
Common shares repurchased, shares																		94,314,818
Common shares repurchased, value																		2,534,741
Tax relief grant on amount of tax which should have been paid on distributable earnings																30.00%	60.00%
Corporate income tax	21.00%	20.00%	20.00%													6.00%	17.50%
Reduced corporate tax payment date																	30 days
Temporary reduced tax relief implementation date															Nov 12, 2013
Released earning re-invested in Israel																	30.00%
Minimum percentage of income in tax year from industrial production to be considered an "Industrial Company" in Israel	90.00%
Fixed assets amortization period (in years)					8
Undistributed earnings	150,842
U.S. federal loss carry forward						$ 638,104			$ 263,967			$ 13,000
Operating loss carry forward expiration years						2025				2013	2024		2019	2031

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Carry forward tax losses	$ 249,270	$ 263,085
Deferred revenues	4,221	3,862
Current deferred tax liability, net	(8,546)	(6,362)
Employee stock based compensation	15,642	15,105
Non-current deferred tax asset, net	25,553	25,296
Accrued employee costs	4,825	5,317
Non-current deferred tax liability		(1,274)
Reserves and allowances	2,540	2,238
Property and equipment	1,254	1,404
Marketable securities amortization	4,962	3,202
Intangible assets	5,794	7,218
Tax credits	2,618	2,213
Deferred tax assets before valuation allowance	291,126	303,644
Valuation allowance	(246,785)	(260,251)
Deferred tax asset	44,341	43,393
Intangible assets	(7,927)	(8,706)
Unrealized gains on marketable securities, net	(4,428)	(3,876)
Other	(783)	(509)
Deferred tax liability	(13,138)	(13,091)
Deferred tax asset, net	31,203	30,302
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Current deferred tax asset, net	4,862	4,240
Current deferred tax liability, net	(2,799)	(2,280)
Non-current deferred tax asset, net	14,403	14,616
Deferred tax asset, net	16,466	16,576
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Current deferred tax asset, net	9,334	8,402
Current deferred tax liability, net	(5,747)	(4,082)
Non-current deferred tax asset, net	11,150	10,680
Non-current deferred tax liability		(1,274)
Deferred tax asset, net	$ 14,737	$ 13,726

Income Before Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
Domestic	$ 725,651	$ 655,486	$ 540,402
Foreign	61,216	27,728	23,991
Income before taxes on income	$ 786,867	$ 683,214	$ 564,393

Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Current	$ 168,320	$ 150,800	$ 123,241
Deferred	(1,453)	(11,552)	(11,674)
Income Tax Expense (Benefit), Total	166,867	139,248	111,567
Domestic	152,040	134,242	110,318
Foreign	14,827	5,006	1,249
Domestic and foreign tax expense total	166,867	139,248	111,567
State taxes, Current	152,453	138,686	112,475
State taxes, Deferred	(413)	(4,444)	(2,157)
State tax expense (Benefit)	152,040	134,242	110,318
Total foreign taxes	14,827	5,006	1,249
Taxes on income	166,867	139,248	111,567
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Federal taxes, Current	10,725	7,809	6,608
Federal taxes, Deferred	(244)	748	(792)
Federal Income Tax Expense (Benefit)	10,481	8,557	5,816
State taxes, Current	1,995	1,061	1,243
State taxes, Deferred	(111)	819	(52)
State tax expense (Benefit)	1,884	1,880	1,191
Other international locations, Current	3,149	3,245	2,915
Other international locations, Deferred	(687)	(8,676)	(8,673)
Other international locations tax expense total	$ 2,462	$ (5,431)	$ (5,758)

Effective Income Tax Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Income before taxes as reported in the statements of income	$ 786,867		$ 683,214		$ 564,393
Statutory tax rate in Israel	25.00%		24.00%		25.00%
Effect of "Approved, Privileged or Preferred Enterprise" status	(7.00%)	[1]	(6.00%)	[1]	(8.00%)	[1]
Stock based compensation - nondeductible expense					1.00%
Others, net	3.00%		2.00%		2.00%
Effective tax rate	21.00%		20.00%		20.00%

[1]	Basic earnings per share amounts of the benefit resulting from the " Approved, Privileged or Preferred Enterprise " status $ 0.20 $ 0.21 $ 0.24 Diluted earnings per share amounts of the benefit resulting from the " Approved, Privileged or Preferred Enterprise " status $ 0.20 $ 0.20 $ 0.23

Effective Income Tax Reconciliation (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.24	$ 0.21	$ 0.2
Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.23	$ 0.2	$ 0.2

Shareholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and RSUs outstanding	980,000	1,111,000		1,254,000	1,612,000
Options outstanding	13,448,000	13,337,000	[1]	14,192,000	16,601,000
Total intrinsic value of options exercised	$ 61,564,000	$ 73,973,000		$ 55,801,000
Weighted average fair value granted under options	$ 15.52	$ 17.04		$ 9.09
Weighted average fair value granted under RSUs	$ 54.76	$ 51.89		$ 36.43
Total fair value of restricted stock units vested	26,164,000	24,190,000		24,263,000
Unrecognized compensation expense	100,211
Unrecognized compensation expense expected period of recognition (in years)	2 years 7 days
Authorized amount under share repurchase programs	2,150,000
Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase Ordinary shares reserved for issuance	50,000,000
Ordinary shares available for future grant	62,575,893
Increase in number of Ordinary shares reserved for issuance each year	5,000,000
Options and RSUs outstanding	14,426,275
Zone Labs One Thousand Nine Hundred Ninety Eight Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,359
Sixth Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs		250,000
Seventh Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	300,000
Eighth Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	300,000
Ninth Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	1,000,000
Stock Option | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum period options granted to employees, officers and directors (in years)	Seven
Stock Option | Two Thousand Five Equity Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock Option | Two Thousand Five Equity Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Restricted Stock Units (RSUs) | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase Ordinary shares reserved for issuance	6,000,000
Percentage of salary to purchase Ordinary shares	15.00%
Ordinary shares per employee, maximum	1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date	85.00%
Purchase of Ordinary shares by employees	309,559	374,050		433,940
Average price per share purchased by employees	$ 44.15	$ 34.14		$ 24.97
Ordinary shares available for future grant	1,421,363
Compensation expense recognized	$ 4,313,000	$ 3,400,000		$ 2,940,000

[1]	As of December 31, 2012 , approximately 13.2 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Outstanding at beginning of year	13,337	[1]	14,192		16,601
Options, Granted	2,955		2,125		2,139
Options, Exercised	(1,944)		(2,324)		(4,062)
Options, Expired			(602)		(470)
Options, Forfeited	(900)		(54)		(16)
Options, Outstanding at December 31	13,448		13,337	[1]	14,192
Options, Exercisable at December 31	8,530		8,429		8,695
Weighted average exercise price, Outstanding at beginning of year	$ 28.5		$ 23.85		$ 23.12
Weighted average exercise price, Granted	$ 54.24		$ 52.92		$ 30.69
Weighted average exercise price, Exercised	$ 21.8		$ 22.83		$ 24.15
Weighted average exercise price, Expired			$ 26.97		$ 26.57
Weighted average exercise price, Forfeited	$ 26.69		$ 27.89		$ 21.95
Weighted average exercise price, Outstanding at December 31	$ 35.24		$ 28.5		$ 23.85
Weighted average exercise price, Exercisable at December 31	$ 28.2		$ 24.21		$ 22.09

[1]	As of December 31, 2012 , approximately 13.2 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Stock Option Activity and Related Information (Parenthetical) (Detail) In Millions, unless otherwise specified	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding and expected to vest	13.2

Options Outstanding and Aggregate Intrinsic Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Outstanding at beginning of year	13,337	[1]	14,192		16,601
Options, Granted	2,955		2,125		2,139
Options, Exercised	(1,944)		(2,324)		(4,062)
Options, Forfeited	(900)		(54)		(16)
Options, Outstanding at December 31	13,448		13,337	[1]	14,192
Options, Exercisable at December 31	8,530		8,429		8,695
Aggregate intrinsic value, Outstanding at beginning of year	$ 321,753
Aggregate intrinsic value, Outstanding as of December 31	196,927		321,753
Aggregate intrinsic value, Exercisable as of December 31	$ 173,229

[1]	As of December 31, 2012 , approximately 13.2 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Restricted Stock Units Award Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Activity Related To Restricted Shares And Restricted Share [Line Items]
Outstanding at beginning of year	1,111	1,254	1,612
Granted	395	389	371
Vested	(415)	(425)	(530)
Forfeited	(111)	(107)	(199)
Outstanding as of December 31,	980	1,111	1,254

Options Outstanding by Exercise Price Range (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
6.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper range limit	$ 6.08
Number of options, outstanding	1
Weighted average remaining contractual life, Outstanding (in years)	1 year 1 month 17 days
Weighted average exercise price, Outstanding	$ 6.08
Number of options, Exercisable	1
Weighted average remaining contractual life, Exercisable (in years)	1 year 1 month 17 days
Weighted average exercise price, Exercisable	$ 6.08
16.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper range limit	$ 16.8
Number of options, outstanding	1,579
Weighted average remaining contractual life, Outstanding (in years)	6 months 29 days
Weighted average exercise price, Outstanding	$ 16.8
Number of options, Exercisable	1,579
Weighted average remaining contractual life, Exercisable (in years)	6 months 29 days
Weighted average exercise price, Exercisable	$ 16.8
18.56-21.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 18.56
Exercise price upper range limit	$ 21.95
Number of options, outstanding	290
Weighted average remaining contractual life, Outstanding (in years)	2 years 11 months 23 days
Weighted average exercise price, Outstanding	$ 21.8
Number of options, Exercisable	215
Weighted average remaining contractual life, Exercisable (in years)	2 years 10 months 6 days
Weighted average exercise price, Exercisable	$ 21.74
23.35-24.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 23.35
Exercise price upper range limit	$ 24.01
Number of options, outstanding	3,260
Weighted average remaining contractual life, Outstanding (in years)	2 years 7 days
Weighted average exercise price, Outstanding	$ 23.77
Number of options, Exercisable	3,260
Weighted average remaining contractual life, Exercisable (in years)	2 years 7 days
Weighted average exercise price, Exercisable	$ 23.77
26.47
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper range limit	$ 26.47
Number of options, outstanding	1,100
Weighted average remaining contractual life, Outstanding (in years)	3 years 6 months 26 days
Weighted average exercise price, Outstanding	$ 26.47
Number of options, Exercisable	900
Weighted average remaining contractual life, Exercisable (in years)	3 years 6 months 29 days
Weighted average exercise price, Exercisable	$ 26.47
26.77-29.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 26.77
Exercise price upper range limit	$ 29.49
Number of options, outstanding	1,903
Weighted average remaining contractual life, Outstanding (in years)	4 years 4 months 17 days
Weighted average exercise price, Outstanding	$ 29.15
Number of options, Exercisable	1,123
Weighted average remaining contractual life, Exercisable (in years)	4 years 5 months 9 days
Weighted average exercise price, Exercisable	$ 29.34
32.31-35.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 32.31
Exercise price upper range limit	$ 35.79
Number of options, outstanding	316
Weighted average remaining contractual life, Outstanding (in years)	4 years 2 months 12 days
Weighted average exercise price, Outstanding	$ 34.73
Number of options, Exercisable	110
Weighted average remaining contractual life, Exercisable (in years)	4 years 2 months 5 days
Weighted average exercise price, Exercisable	$ 34.52
42.85-47.27
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 42.85
Exercise price upper range limit	$ 47.27
Number of options, outstanding	114
Weighted average remaining contractual life, Outstanding (in years)	6 years 3 months 15 days
Weighted average exercise price, Outstanding	$ 45.02
Number of options, Exercisable	12
Weighted average remaining contractual life, Exercisable (in years)	4 years 10 months 10 days
Weighted average exercise price, Exercisable	$ 43.95
51.98-53.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 51.98
Exercise price upper range limit	$ 53.05
Number of options, outstanding	2,060
Weighted average remaining contractual life, Outstanding (in years)	5 years 4 months 17 days
Weighted average exercise price, Outstanding	$ 52.91
Number of options, Exercisable	905
Weighted average remaining contractual life, Exercisable (in years)	5 years 4 months 17 days
Weighted average exercise price, Exercisable	$ 52.97
53.67-55.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 53.67
Exercise price upper range limit	$ 55.95
Number of options, outstanding	2,825
Weighted average remaining contractual life, Outstanding (in years)	6 years 4 months 21 days
Weighted average exercise price, Outstanding	$ 54.49
Number of options, Exercisable	425
Weighted average remaining contractual life, Exercisable (in years)	6 years 5 months 1 day
Weighted average exercise price, Exercisable	$ 53.69
6.08-55.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 6.08
Exercise price upper range limit	$ 55.95
Number of options, outstanding	13,448
Weighted average remaining contractual life, Outstanding (in years)	3 years 10 months 6 days
Weighted average exercise price, Outstanding	$ 35.24
Number of options, Exercisable	8,530
Weighted average remaining contractual life, Exercisable (in years)	2 years 10 months 10 days
Weighted average exercise price, Exercisable	$ 28.2

Computation of Basic and Diluted Earnings per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net income	$ 620,000	$ 543,966	$ 452,826
Weighted average ordinary shares outstanding (in thousands)	203,918	206,917	208,106
Employee stock options and RSUs (in thousands)	5,252	7,005	4,827
Diluted weighted average ordinary shares outstanding (in thousands)	209,170	213,922	212,933
Basic earnings per ordinary share	$ 3.04	$ 2.63	$ 2.18
Diluted earnings per ordinary share	$ 2.96	$ 2.54	$ 2.13

Revenue by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Geographical Information [Line Items]
Revenues	$ 1,342,695	$ 1,246,986	$ 1,097,868
Americas Principally U S
Schedule Of Geographical Information [Line Items]
Revenues	603,605	553,843	479,692
Europe
Schedule Of Geographical Information [Line Items]
Revenues	501,547	488,632	440,620
Asia Middle East And Africa
Schedule Of Geographical Information [Line Items]
Revenues	$ 237,543	$ 204,511	$ 177,556

Long-Lived Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Geographical Information [Line Items]
Long-lived assets	$ 784,059	$ 790,753
U S
Schedule Of Geographical Information [Line Items]
Long-lived assets	201,147	202,461
Israel
Schedule Of Geographical Information [Line Items]
Long-lived assets	89,907	92,610
Sweden
Schedule Of Geographical Information [Line Items]
Long-lived assets	492,301	494,895
Rest of World
Schedule Of Geographical Information [Line Items]
Long-lived assets	$ 704	$ 787

Financial Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 33,784	$ 28,092	$ 14,428
Financial income, net	40,332	39,023	30,164
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	73,711	68,351	53,567
Realized gain (loss) on sale of marketable securities	1,436	672	974
Foreign currency re-measurement gain and others	873	14
Total financial income	76,020	69,037	54,541
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	33,784	28,092	14,428
Foreign currency re-measurement loss			2,808
Others	1,904	1,922	7,141
Total financial expense	$ 35,688	$ 30,014	$ 24,377